Annual Total Returns- Janus Henderson Mid Cap Value Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Mid Cap Value Fund - Class D	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	14.91%	(2.42%)	10.43%	26.00%	9.12%	(3.74%)	18.82%	14.07%	(13.27%)	30.27%